Loss Per Share	12 Months Ended
Dec. 31, 2014
Loss Per Share
Loss Per Share

11. Loss Per Share

Basic net loss per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options, RSUs and preferred shares are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2012, 2013 and 2014, options to purchase ordinary shares and RSUs that were anti-dilutive and excluded from the calculation of diluted net loss per share were 23.5 million, 52.6 million, and 17.8 million, respectively. For the years ended December 31, 2012, 2013 and 2014, preferred shares convertible into ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share of Weibo were nil, 30.0 million and nil, respectively.

For periods prior to the IPO and where Weibo was profitable, the preferred shares held by Alibaba were considered participating securities and, therefore, all profits of Weibo were allocated to ordinary shares and participating securities based on their dividend rights, as if all of the earnings for the period had been distributed. Considering that the holder of preferred shares has no contractual obligation to fund the losses of the Group in excess of the initial investment, the Group believes that in applying the two-class method of calculating EPS in accordance with ASC 260-10 in periods during which the Group recognized losses, any losses from the Group should not be allocated to the preferred shares, since the preferred shares were not obligated to share the losses in accordance with the contractual terms.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year Ended December 31,
	2012	2013	2014
	(In thousands, except per share data)
Basic net loss per share calculation:
Numerator:
Net loss attributable to ordinary shareholders	$(102,486)	$(38,115)	$(63,378)
Denominator:
Weighted average ordinary shares outstanding	140,831	146,820	186,878
Basic net loss per share attributable to ordinary shareholders	$(0.73)	$(0.26)	$(0.34)

Diluted net loss per share calculation:
Numerator:
Net loss attributable for calculating diluted net loss per share	$(102,486)	$(38,115)	$(63,378)
Denominator:
Weighted average ordinary shares outstanding	140,831	146,820	186,878
Weighted average ordinary shares equivalents:
Shares used in computing diluted net loss per share attributable to ordinary shareholders	140,831	146,820	186,878
Diluted net loss per share attributable to ordinary shareholders	$(0.73)	$(0.26)	$(0.34)